Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	2,010.57
Total Transaction Valuation	14,558,794.83	[1]
Total Offset Amount	0
Net Fee	$ 2,010.57
Offset Table N/A	N/A

[1]	Estimated for purposes of calculating the amount of the filing fee only. Calculated as the aggregate maximum purchase price for shares of beneficial interest.